Interest in Joint Operation	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Interest in joint operation	Interest in joint operation
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold Project in
Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and
Attila/Alaric.
On 5 May 2025, Gold Fields entered into an agreement to acquire 100% of the issued and outstanding share capital of Gold
Road. This represents a direct acquisition of Gold Road, as well as an indirect acquisition of the remaining 50% interest in the
Gruyere Gold Project (the "second Transaction"). The acquisition date was 26 September 2025, the date on which all conditions precedent were met and control of Gold Road was obtained.
Gold Fields and Gold Road previously had joint control over the Gruyere Gold Project. Accordingly, the Group classified its interest in the project as a joint operation.
When a joint operation is acquired through stages that results in control of an entity that is a business, the transaction is treated as a business combination achieved in stages. On 26 September 2025, the previously held 50% interest in the Gruyere Gold Project was remeasured to its fair value and the resulting gain was recognised in profit or loss. The fair value of the previously held 50%
interest was included as part of the total cost of the operation and recognised as a business combination together with the additional 50% interest held by Gold Road, in terms of the second Transaction. Refer note 18.3 for further details.
Below is a summary of Gold Fields’ share of the joint operation and included inter-company transactions and balances up to the date of recognition as a business combination:

	26 September 2025		31 December 2024
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	527.7	806.2	473.5	764.0
Property, plant and equipment	527.7	806.2	473.5	764.0
Current assets	75.0	114.5	68.2	110.1
Cash and cash equivalents	26.3	40.2	20.6	33.3
Inventories	40.8	62.3	38.5	62.1
Other receivables	7.9	12.0	9.1	14.7

Total assets	602.7	920.7	541.7	874.1
Total equity
Retained earnings	381.2	582.3	244.8	395.1
Non-current liabilities	161.7	247.0	150.6	243.0
Deferred taxation	73.5	112.3	63.0	101.6
Lease liabilities	64.2	98.0	65.0	104.9
Environmental rehabilitation costs	22.7	34.7	20.9	33.7
Long-term incentive plan	1.3	2.0	1.7	2.8
Current liabilities	59.8	91.4	146.2	236.0
Related entity loans payable	8.5	13.0	105.7	170.5
Trade and other payables	42.5	64.9	32.3	52.1
Current portion of lease liabilities	8.8	13.5	8.3	13.4

Total equity and liabilities	602.7	920.7	541.7	874.1